Nature of Operations and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Nature of Operations and Summary of Significant Accounting Policies
Schedule of total accounts receivable
	May 31,	February 28,
(In thousands)	2013	2013

Costs and estimated earnings in excess of billings	$12,588	$4,265
Trade	96,153	48,392
Retainages	3,407	3,129
	112,148	55,786
Allowance for doubtful accounts	(4,584)	(3,515)
Accounts receivable, net	$107,564	$52,271

	February 28,	February 29,
(In thousands)	2013	2012
Costs and estimated earnings in excess of billings	$4,265	$14,570
Trade	48,392	60,172
Retainages	3,129	5,358
	55,786	80,100
Allowance for doubtful accounts	(3,515)	(3,259)
Accounts receivable, net	$52,271	$76,841

Schedule of total inventory

	May 31,	February 28,
(In thousands)	2013	2013

Crushed stone, agricultural lime, and sand	$74,945	$76,927
Safety equipment	16,499	16,057
Parts, tires, and supplies	11,373	11,331
Raw materials	10,856	9,247
Concrete blocks	3,654	4,210
Building materials	4,214	3,921
Other	3,271	3,451
	$124,812	$125,144

	February 28,	February 29,
(In thousands)	2013	2012
Crushed stone, agricultural lime, and sand	$76,927	$84,016
Safety equipment	16,057	16,901
Parts, tires, and supplies	11,331	11,313
Raw materials	9,247	9,400
Concrete blocks	4,210	4,547
Building materials	3,921	3,982
Other	3,451	2,036
	$125,144	$132,195

Schedule of property, plant and equipment
	May 31,	February 28,
(In thousands)	2013	2013

Limestone and sand acreage	$144,076	$144,076
Land, buildings and building improvements	100,669	100,074
Crushing, prestressing, and manufacturing plants	327,449	326,066
Contracting equipment, vehicles and other	302,515	300,450
Construction in progress	9,501	5,680
Property, plant and equipment	884,210	876,346
Less: Accumulated depreciation and depletion	(514,121)	(504,478)
Property, plant and equipment, net	$370,089	$371,868

	February 28,	February 29,
(In thousands)	2013	2012
Limestone and sand acreage	$144,076	$142,034
Land, buildings and building improvements	100,074	96,504
Crushing, prestressing, and manufacturing plants	326,066	310,130
Contracting equipment, vehicles and other	300,450	281,543
Construction in progress	5,680	8,829
Property, plant and equipment	876,346	839,040
Less: Accumulated depreciation and depletion	(504,478)	(467,466)
Property, plant and equipment, net	$371,868	$371,574

Schedule of long term other assets
	May 31,	February 28,
(In thousands)	2013	2013

Deferred financing fees (less current portion of $3,522 and $3,658, respectively)	$12,953	$14,523
Capitalized software (net of accumulated amortization of $1,314 and $1,080, respectively)	8,947	9,211
Cash surrender value of life insurance (net of loans of $3,204 and $0, respectively)	1,249	4,338
Deferred stripping costs	3,873	3,868
Other	2,437	2,512
Total other assets	$29,459	$34,452

	February 28,	February 29,
(In thousands)	2013	2012
Deferred financing fees (less current portion of $3,658 and $4,882, respectively)	$14,523	$10,409
Capitalized software (net of accumulated amortization of $1,080 and $160, respectively)	9,211	11,719
Cash value of life insurance (net of loans of $0 and $3,000, respectively)	4,338	1,006
Deferred stripping costs	3,868	2,994
Other	2,512	3,232
Total other assets	$34,452	$29,360